Average Annual Total Returns - First Trust Natural Gas ETF	First Trust Natural Gas ETF 1 Year	First Trust Natural Gas ETF 5 Years	First Trust Natural Gas ETF 10 Years	First Trust Natural Gas ETF Since Inception	First Trust Natural Gas ETF Inception Date	First Trust Natural Gas ETF After tax on distributions 1 Year	First Trust Natural Gas ETF After tax on distributions 5 Years	First Trust Natural Gas ETF After tax on distributions 10 Years	First Trust Natural Gas ETF After tax on distributions Since Inception	First Trust Natural Gas ETF After tax on distributions and sale of fund shares 1 Year	First Trust Natural Gas ETF After tax on distributions and sale of fund shares 5 Years	First Trust Natural Gas ETF After tax on distributions and sale of fund shares 10 Years	First Trust Natural Gas ETF After tax on distributions and sale of fund shares Since Inception	ISE-Revere Natural Gas(TM) Index (reflects no deduction for fees, expenses or taxes) 1 Year	ISE-Revere Natural Gas(TM) Index (reflects no deduction for fees, expenses or taxes) 5 Years	ISE-Revere Natural Gas(TM) Index (reflects no deduction for fees, expenses or taxes) 10 Years	ISE-Revere Natural Gas(TM) Index (reflects no deduction for fees, expenses or taxes) Since Inception	S&P Composite 1500® Energy Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P Composite 1500® Energy Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P Composite 1500® Energy Index (reflects no deduction for fees, expenses or taxes) 10 Years	S&P Composite 1500® Energy Index (reflects no deduction for fees, expenses or taxes) Since Inception	Russell 3000® Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 3000® Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell 3000® Index (reflects no deduction for fees, expenses or taxes) 10 Years	Russell 3000® Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	(23.22%)	(14.93%)	(20.06%)	(15.14%)	May 08, 2007	(24.77%)	(15.78%)	(20.63%)	(15.62%)	(13.98%)	(10.58%)	(10.76%)	(7.97%)	(26.53%)	(15.33%)	(20.22%)	(15.10%)	(33.81%)	(6.02%)	(3.43%)	(1.82%)	20.89%	15.43%	13.79%	9.28%